PRIVATE LOANS - Schedule of Allowances for Credit Losses for Private Loans (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		$ (30)
Ending balance	$ (56)
Private Loan
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	(41)	(44)	$ (27)	$ (28)
Recoveries		2		1
Provision	(15)		(3)
Write-offs charged against the allowance		1		0
Ending balance	$ (56)	$ (41)	$ (30)	$ (27)